Operations	12 Months Ended
Dec. 31, 2023
Disclosure of Operations [Abstract]
Operations
1 Operations

Ultrapar Participações S.A. (“Ultrapar” or “Company”) is a publicly-traded company headquartered at the Brigadeiro Luís Antônio Avenue, 1343 in the city of São Paulo – SP, Brazil, listed on B3 S.A. Brasil, Bolsa, Balcão (“B3”), in the Novo Mercado listing segment under the ticker “UGPA3” and on the New York Stock Exchange (“NYSE”) in the form of level III American Depositary Receipts (“ADRs”) under the ticker “UGP”.

The Company engages in the investment of its own capital in services, commercial and industrial activities, through the subscription or acquisition of shares of other companies. Through its subsidiaries, it operates on liquefied petroleum gas – LPG distribution (“Ultragaz”), fuel distribution and related businesses (“Ipiranga” or “IPP”) and storage services for liquid bulk (“Ultracargo”). The information on segments is disclosed in Note 25.a.

These financial statements were authorized for issuance by the Management on April 23, 2024.

a. Principles of consolidation and interest in subsidiaries

a.1 Principles of consolidation

In the preparation of the consolidated financial statements the investments of one company in another, balances of asset and liability accounts, revenues transactions, costs and expenses were eliminated, as well as the effects of transactions conducted between the companies. Non-controlling interests in subsidiaries are presented within consolidated equity and net income.

Consolidation of a subsidiary begins when the Company obtains direct or indirect control over an entity and ceases when the company loses control. Income and expenses of a subsidiary acquired are included in the consolidated statements of income and of comprehensive income from the date the Company gains the control. Income and expenses of a subsidiary, in which the Company loses control, are included in the consolidated statements of income and of comprehensive income until the date the Company loses control.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

a.2. Interest in subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries:

			% interest in the share capital
			12/31/2023		12/31/2022		12/31/2021
			Control		Control		Control
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ipiranga Produtos de Petróleo S.A.	Brazil	Ipiranga	100	-	100	-	100	-
am/pm Comestíveis Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Icorban - Correspondente Bancário Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Trading Limited	British Virgin Islands	Ipiranga	-	100	-	100	-	100
Tropical Transportes Ipiranga Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Iconic Lubrificantes S.A.	Brazil	Ipiranga	-	56	-	56	-	56
Integra Frotas Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Irupé Biocombustíveis Ltda.(13)	Brazil	Ipiranga	-	100	-	-	-	-
Imaven Imóveis Ltda. (10)	Brazil	Others	-	-	-	100	-	100
Imifarma Produtos Farmacêuticos e Cosméticos S.A. (15)	Brazil	Extrafarma	-	-	-	-	-	100
Ultragaz Participações Ltda.	Brazil	Ultragaz	100	-	100	-	-	-
Ultragaz Energia Ltda. and subsidiaries (4)	Brazil	Ultragaz	-	100	-	100	-	100
Companhia Ultragaz S.A. (3)	Brazil	Ultragaz	-	99	-	99	-	99
Nova Paraná Distribuidora de Gás Ltda. (1)	Brazil	Ultragaz	-	100	-	100	-	100
Utingás Armazenadora S.A.	Brazil	Ultragaz	-	57	-	57	-	57
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
LPG International Inc. (14)	Cayman Islands	Ultragaz	-	-	-	100	-	100
NEOgás do Brasil Gas Natural Comprimido S.A.(5)	Brazil	Ultragaz	-	100	-	-	-	-
UVC Investimentos Ltda	Brazil	Others	100	-	100	-	-	99
Centro de Conveniências Millennium Ltda. and subsidiaries(12)	Brazil	Others	-	-	100	-	100	-
Ultracargo - Operações Logísticas e Participações Ltda.	Brazil	Ultracargo	100	-	100	-	100	-
Ultracargo Logística S.A.	Brazil	Ultracargo	-	99	-	99	-	99
TEAS – Terminal Exportador de Álcool de Santos Ltda. (8)	Brazil	Ultracargo	-	-	-	100	-	100
Ultracargo Soluções Logísticas S.A. (2)	Brazil	Ultracargo	-	100	-	100	-	100
Ultrapar International S.A.	Luxembourg	Others	100	-	100	-	100	-
SERMA - Ass. dos usuários equip. proc. de dados	Brazil	Others	-	-	-	100	-	100
UVC - Fundo de investimento em participações multiestratégia investimento no exterior	Brazil	Others	100	-	100	-	100	-
Imaven Imóveis Ltda. (10)	Brazil	Others	100	-	-	-
Eaí Clube Automobilista S.A.	Brazil	Others	100	-	100	-	100	-
Abastece Aí Participações S.A. (9)	Brazil	Others	-	100	-	-	-	-
Abastece Aí Clube Automobilista Instituição de Pagamento Ltda(7)	Brazil	Others	-	100	-	-	-	-
Ultrapar Mobilidade Ltda. (6)	Brazil	Others	100	-	-	-	-	-
Serra Diesel Transportador Revendedor Retalhista Ltda.(11)	Brazil	Others	-	60	-	-	-	-
Centro de Conveniências Millennium Ltda. and subsidiaries (12)	Brazil	Others	-	100	-	-	-	-
Oxiteno S.A. Indústria e Comércio (16)	Brazil	Oxiteno	-	-	-	-	100	-
Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Argentina	Oxiteno	-	-	-	-	-	100
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Brazil	Oxiteno	-	-	-	-	-	100
Oxiteno Uruguay S.A.	Uruguay	Oxiteno	-	-	-	-	-	100
Oxiteno México S.A. de C.V.	Mexico	Oxiteno	-	-	-	-	-	100
Oxiteno Servicios Corporativos S.A. de C.V.	Mexico	Oxiteno	-	-	-	-	-	100
Oxiteno Servicios Industriales S.A. de C.V.	Mexico	Oxiteno	-	-	-	-	-	100
Oxiteno USA LLC	United States	Oxiteno	-	-	-	-	-	100
Global Petroleum Products Trading Corp. (17)	British Virgin Islands	Oxiteno	-	-	-	-	-	100
Oxiteno Europe SPRL	Belgium	Oxiteno	-	-	-	-	-	100
Oxiteno Colombia S.A.S.	Colombia	Oxiteno	-	-	-	-	-	100
Oxiteno Shanghai LTD.	China	Oxiteno	-	-	-	-	-	100
Empresa Carioca de Produtos Químicos S.A.	Brazil	Oxiteno	-	-	-	-	-	100

The percentages in the table above are rounded.

(1)	Non-operating company in closing phase.
(2)	On June 16, 2023, the name of subsidiary Ultracargo Vila do Conde Logística Portuária S.A. was changed to Ultracargo Soluções Logísticas S.A.
(3)	On August 1, 2022, the subsidiary Companhia Ultragaz S.A. (“Ultragaz”) became directly controlled by Ultrapar. In November 2022, Ultragaz became an investee of Ultragaz Participações Ltda.
(4)	On November 18, 2022, the name of subsidiary Ultragaz Comercial Ltda. was changed to Ultragaz Energia Ltda.
(5)	On November 21, 2022, Ultrapar through its subsidiary Companhia Ultragaz S.A., signed an agreement for the acquisition of all shares of NEOgás do Brasil Gás Natural Comprimido S.A. The closing of the acquisition occurred on February 1, 2023.
(6)	Company established on February 28, 2023, with the purpose of holding interests in other companies. On October 2, 2023, the name of subsidiary Ultrapar Empreendimentos Ltda. was changed to Ultrapar Mobilidade Ltda.
(7)	On April 13, 2023, the company was acquired by Eaí Clube Automobilista S.A. The acquisition was made at book value.
(8)	On April 27, 2023, the Company was merged into Ultracargo Logística S.A.
(9)	Company established on June 1, 2023 with the purpose of holding interests in other companies.
(10)	On April 28, 2023, Imaven Imóveis Ltda. (“Imaven”), performed a partial spin-off of its assets, and the spin-off part was merged into the equity of the subsidiary Ipiranga Produtos de Petróleo S.A. On May 1, Imaven became directly controlled by Ultrapar. The entire transaction was carried out under common control.
(11)	On May 21, 2023, the Company, through its subsidiary Ultrapar Empreendimentos Ltda., signed an agreement for the acquisition of a 60% interest in Serra Diesel Transportador Revendedor Retalhista Ltda. The closing of the transaction occurred on September 1, 2023.
(12)	On October 2, 2023, Centro de Conveniências Millennium Ltda. and subsidiaries became directly controlled by Ultrapar Mobilidade Ltda.
(13)	Company established on October 2, 2023, engaged in the production, sale, import and export of biofuels, fertilizers and other agricultural inputs.
(14)	On June 30, 2023, the Company was dissolved.
(15)	On May 18, 2021, the Company announced the signing of an agreement for the sale of all shares of Extrafarma to Pague Menos. As of December 31, 2021, the Company reclassified the subsidiary’s balances to “assets and liabilities held for sale”, being the transaction closed on August 1, 2022 after the fulfillment of all conditions precedent. For further details, see note 29.
(16)	On August 16, 2021, the Company announced the signing of an agreement for the sale of its interest in Oxiteno S.A. to Indorama. As of December 31, 2021, the Company reclassified the subsidiary’s balances to “assets and liabilities held for sale”. On April 1, 2022, the transaction was consummated. For further details, see note 29.
(17)	On January 27, 2022, the subsidiary Global Petroleum Products Trading Corp (“GPPT”) was dissolved.

The main events occurred in the year are presented on Note 28.